Basis of Presentation and General Information (Details Textual)	0 Months Ended		12 Months Ended
	Feb. 14, 2013	Sep. 30, 2010	Dec. 31, 2012
Entity Incorporation, Date of Incorporation			Apr. 23, 2004
Stockholders' Equity, Reverse Stock Split	one share for ten share reverse stock split	one share for five share reverse stock split